Issued Capital and Reserves	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Issued Capital and Reserves

NOTE 17: ISSUED CAPITAL AND RESERVES

Share capital

As of December 31, 2023, 2022 and 2021, the Company has issued 20,000 shares of common stock, with a par value of $1.00.

Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders. Dividends on shares of common stock may be declared and paid from funds available to the Company.

Distributions

On July 30, 2021, the Company declared and paid a pro rata dividend to its shareholders in shares of Grimaud, representing 100% of Navios Logistics’ equity interest in Grimaud.

Dividends are recorded in the Company’s consolidated financial statements in the period in which they are declared.